Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred income tax assets:
Pension costs	$ 1,081	$ 961
Allowance for loan losses	1,255	1,021
Benefit plans	20	21
Depreciation	256	164
Post-retirement benefits and healthcare obligations	289	418
Non-qualified benefit plans	617	601
Employee Stock Ownership Plan	307	327
Supplemental Executive Retirement Plan	171	145
Other	186	220
Total Deferred Tax Assets	4,182	3,878
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(72)	(288)
Net Deferred Tax Asset Included in Other Assets	$ 4,110	$ 3,590